Other Income and Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other non-operating income [Abstract]
Reversal of other provisions	₩ 16,542	₩ 12,700	₩ 35,265
Reversal of allowance for doubtful accounts	0	143	2,166
Gains on government grants	281	482	430
Gains on assets contributed	6,921	17,336	4,218
Gains on liabilities exempted	916	10,303	3,166
Compensation and reparations revenue	113,292	89,901	89,196
Revenue from research contracts	5,276	6,818	12,580
Income related to transfer of assets from customers	604,808	594,548	478,973
Rental income	191,088	186,631	192,136
Others of Other Income	58,849	51,032	50,988
Refund of claim for rectification	1,969	8,933	9,655
Adjustment of research project	3,294	2,267	3,884
Maintenance expenses on lease building	153	176	135
Training expenses	3,167	3,220	3,045
Deposit redemption	436	7	34
Reversal of expenses on litigation	9,926	753	360
Revenue on royalty fee	0	6,909	2,888
Reimbursement of insurance fee	610	7,145	1,498
Gains on guarantee contracts	135	39	456
Miscellaneous other non-operating income	39,159	21,583	29,033
Other non-operating income	997,973	969,894	869,118
Other non-operating expense
Compensation and indemnification expense	403	23,437	37
Accretion expenses of other provisions	7,939	41,924	7,535
Depreciation expenses on investment properties	5,069	923	1,176
Depreciation expenses on idle assets	6,542	6,547	6,644
Other bad debt expense	29,348	17,827	1,778
Donations	64,752	63,743	119,421
Others of Other Expense	127,860	76,929	43,464
Operating expenses related to the idle assets	49	47	136
Research grants	399	461	1,180
Supporting expenses on farming and fishing village	13,991	13,537	11,956
Operating expenses on fitness center	5,234	4,788	3,498
Expenses on adjustment of research and development grants	554	404	806
Taxes and dues	188	199	2,270
Expenses on R&D supporting	67	53	5,459
Miscellaneous other non-operating expense	107,378	57,440	18,159
Other non-operating expense	₩ 241,913	₩ 231,330	₩ 180,055